Convertible Notes Payable (Details) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 25, 2018	Jun. 27, 2018	May 09, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Convertible Notes Payable (Textual)
Aggregate principal amount	$ 250,000	$ 250,000
Accrued convertible interest				$ 11,971	$ 281
Interest expense				43,467	27,467
Unsecured convertible promissory note [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount	$ 250,000	$ 250,000	$ 300,000
Bears interest rate	8.00%	8.00%	8.00%
Convertible promissory note received	$ 250,000	$ 250,000	$ 300,000
Equity offering, description	The Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Odaira Note.	The Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Keypoint Note.	The Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Yu and Wei Note.
Conversion price, description	(i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Odaira Note is outstanding, subject to adjustments set forth in the Odaira Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Odaira Note as of March 31, 2019.	(i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Keypoint Note is outstanding, subject to adjustments set forth in the Keypoint Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Keypoint Note as of March 31, 2019.	(i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Yu and Wei Note is outstanding, subject to adjustments set forth in the Yu and Wei Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Yu and Wei Note as of March 31, 2019.
Convertible debenture				800,000	800,000
Accrued convertible interest				43,467	$ 27,467
Interest expense				$ 16,000		$ 0